OPERATING LEASES - Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Year 1	$ 1,260
Year 2	1,156
Year 3	1,094
Year 4	1,123
Year 5	568
Thereafter	0
Total minimum lease payments	5,201	$ 9,209
Less: Imputed interest	(366)	(484)
Present value of operating lease liabilities	$ 4,835	$ 8,725